Quarterly Holdings Report
for

Fidelity Freedom® Blend 2020 Fund

June 30, 2020

FBF-Y20-QTLY-0820
1.9892467.101

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.7%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	2,116,221	$37,943,838
Fidelity Series Commodity Strategy Fund (a)	4,278,126	16,428,003
Fidelity Series Large Cap Growth Index Fund (a)	2,051,992	25,814,058
Fidelity Series Large Cap Stock Fund (a)	1,874,162	26,369,460
Fidelity Series Large Cap Value Index Fund (a)	4,529,332	49,777,357
Fidelity Series Small Cap Opportunities Fund (a)	1,033,499	12,639,690
Fidelity Series Value Discovery Fund (a)	1,523,181	17,821,214
TOTAL DOMESTIC EQUITY FUNDS
(Cost $185,338,338)		186,793,620

International Equity Funds - 25.3%
Fidelity Series Canada Fund (a)	896,135	8,549,127
Fidelity Series Emerging Markets Fund (a)	811,877	6,941,549
Fidelity Series Emerging Markets Opportunities Fund (a)	3,270,826	62,701,743
Fidelity Series International Growth Fund (a)	1,353,358	23,196,555
Fidelity Series International Index Fund (a)	1,003,368	9,521,961
Fidelity Series International Small Cap Fund (a)	473,765	7,570,766
Fidelity Series International Value Fund (a)	2,758,715	23,200,795
Fidelity Series Overseas Fund (a)	2,239,317	23,109,755
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $161,643,854)		164,792,251

Bond Funds - 36.8%
Fidelity Series Corporate Bond Fund (a)	3,355,871	37,417,963
Fidelity Series Emerging Markets Debt Fund (a)	459,409	4,120,896
Fidelity Series Floating Rate High Income Fund (a)	104,449	900,349
Fidelity Series Government Bond Index Fund (a)	3,997,890	45,056,220
Fidelity Series High Income Fund (a)	517,409	4,568,725
Fidelity Series Inflation-Protected Bond Index Fund (a)	4,338,677	45,339,180
Fidelity Series Investment Grade Bond Fund (a)	4,132,150	50,122,983
Fidelity Series Investment Grade Securitized Fund (a)	3,235,183	34,357,648
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,430,860	14,866,635
Fidelity Series Real Estate Income Fund (a)	278,169	2,687,113
TOTAL BOND FUNDS
(Cost $224,972,529)		239,437,712

Short-Term Funds - 9.2%
Fidelity Series Government Money Market Fund 0.25% (a)(b)	9,372,774	9,372,774
Fidelity Series Short-Term Credit Fund (a)	1,027,164	10,497,618
Fidelity Series Treasury Bill Index Fund (a)	4,014,923	40,189,375
TOTAL SHORT-TERM FUNDS
(Cost $59,788,846)		60,059,767
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $631,743,567)		651,083,350
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,062)
NET ASSETS - 100%		$651,076,288

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$26,012,694	$6,189,438	$4,774,093	$--	$194,181	$10,321,618	$37,943,838
Fidelity Series Canada Fund	7,248,132	1,113,891	913,073	--	(167,179)	1,267,356	8,549,127
Fidelity Series Commodity Strategy Fund	17,938,733	2,119,689	4,387,614	--	(818,322)	1,575,517	16,428,003
Fidelity Series Corporate Bond Fund	27,094,612	8,437,849	964,930	257,203	5,085	2,845,347	37,417,963
Fidelity Series Emerging Markets Debt Fund	3,314,311	502,780	93,545	52,904	50	397,300	4,120,896
Fidelity Series Emerging Markets Fund	4,086,412	1,984,607	136,184	--	3,304	1,003,410	6,941,549
Fidelity Series Emerging Markets Opportunities Fund	38,817,674	16,683,137	2,919,014	--	(59,975)	10,179,921	62,701,743
Fidelity Series Floating Rate High Income Fund	748,391	118,743	22,632	9,903	57	55,790	900,349
Fidelity Series Government Bond Index Fund	41,922,340	7,402,384	4,220,408	172,517	28,448	(76,544)	45,056,220
Fidelity Series Government Money Market Fund 0.25%	11,006,228	13,036,747	14,670,201	9,181	--	--	9,372,774
Fidelity Series High Income Fund	3,797,208	605,861	113,160	61,657	20	278,796	4,568,725
Fidelity Series Inflation-Protected Bond Index Fund	37,365,671	7,978,218	1,475,253	22,732	14,626	1,455,918	45,339,180
Fidelity Series International Growth Fund	21,407,755	3,247,669	5,301,196	--	188,560	3,653,767	23,196,555
Fidelity Series International Index Fund	7,850,319	1,518,184	1,149,793	--	(121,328)	1,424,579	9,521,961
Fidelity Series International Small Cap Fund	6,308,839	841,340	812,620	--	(16,386)	1,249,593	7,570,766
Fidelity Series International Value Fund	20,489,878	3,297,402	4,209,107	--	(217,057)	3,839,679	23,200,795
Fidelity Series Investment Grade Bond Fund	40,661,440	8,938,638	1,752,731	317,660	27,963	2,247,673	50,122,983
Fidelity Series Investment Grade Securitized Fund	28,518,951	6,975,485	1,348,482	121,885	6,547	205,147	34,357,648
Fidelity Series Large Cap Growth Index Fund	19,388,748	4,754,489	3,432,733	453,852	200,569	4,902,985	25,814,058
Fidelity Series Large Cap Stock Fund	20,128,885	4,060,687	1,379,662	--	23,437	3,536,113	26,369,460
Fidelity Series Large Cap Value Index Fund	37,421,552	9,763,972	2,559,324	--	38,261	5,112,896	49,777,357
Fidelity Series Long-Term Treasury Bond Index Fund	13,229,317	3,195,027	1,242,549	287,630	164,426	(479,586)	14,866,635
Fidelity Series Overseas Fund	20,238,998	3,940,448	5,020,534	--	(341,806)	4,292,649	23,109,755
Fidelity Series Real Estate Income Fund	2,064,509	376,161	70,956	35,083	1,254	316,145	2,687,113
Fidelity Series Short-Term Credit Fund	10,089,337	60,648	--	60,648	--	347,633	10,497,618
Fidelity Series Small Cap Opportunities Fund	9,978,241	2,190,992	1,520,797	--	(206,303)	2,197,557	12,639,690
Fidelity Series Treasury Bill Index Fund	39,804,187	703,105	197,822	146,543	(136)	(119,959)	40,189,375
Fidelity Series Value Discovery Fund	11,708,583	4,988,662	855,800	--	29,065	1,950,704	17,821,214
Total	$528,641,945	$125,026,253	$65,544,213	$2,009,398	$(1,022,639)	$63,982,004	$651,083,350

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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